NOTES PAYABLE (Details) $ in Millions	Dec. 31, 2015 USD ($)
Restricted cash [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes payable secured, net book value of asset pledged	$ 124.9